[redacted]

13002813

Edwin Mecabe
Managing Director
Corporate Actions & Market Watc..

NYSE EURONEXT

Received SEC

JUN 18 2013

Washington, DC 20549

001-34077

June 18, 2013

CERT NYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SAFE BULKERS, INC., 8.00% Series B Cumulative Redeemable Perpetual Preferred Shares, par value $0.01 per share, $25.00 liquidation preference per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 14, 2013. Tentative listing date – June 19, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

T +1 (212) 656-5026
F +1 (212) 656-5893

www.nyx.com